Income Taxes - Deferred Tax Assets and Liabilities, Net (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 602.3	$ 192.8
Deferred income tax liabilities	0.0	(550.6)
Net deferred income tax liabilities	602.3	(357.8)	$ (229.1)
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	57.9	(29.1)
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (660.2)	$ 386.9